INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2023	2024
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,878	1,878
Technology	610	799
Others	796	802
Intangible assets not subject to amortization
Trade mark	11,773	11,972
Others	159	158

	15,216	15,609

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,617)	(1,750)
Technology	(610)	(621)
Others	(425)	(475)

	(2,652)	(2,846)

Net book value
Intangible assets to be amortized
Business Relationship	261	128
Technology	—	178
Others	371	327
Intangible assets not subject to amortization
Trade mark	11,773	11,972
Others	159	158

	12,564	12,763

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5-10 years
Technology	2-10 years
Others	2-15 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2025	184
2026	78
2027	74
2028	52
2029	43

431